Employee benefits liabilities - fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 699	€ 672
Equity instruments	3,784	3,903
Fixed income securities	10,268	8,968
Investment funds	5,783	5,190
Insurance contracts and other	195	86
Total fair value of plan assets	20,729	18,819
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,407	1,286
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	781	784
Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,596	1,833
Investment funds	65	56
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	3,179	2,717
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	5,553	4,944
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,536	1,307
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,297	2,066
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,349	1,392
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,072	1,676
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	681	615
Equity instruments	2,608	2,647
Fixed income securities	1,365	1,002
Investment funds	103	82
Insurance contracts and other	66	12
Total fair value of plan assets	4,823	4,358
Level 1 | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,405	1,284
Level 1 | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	781	757
Level 1 | Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	422	606
Investment funds	62	53
Level 1 | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,191	916
Level 1 | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	0
Level 1 | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	174	86
Level 1 | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Level 1 | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	3	3
Level 1 | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 38	€ 26